COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS [Abstract]
Schedule of Future Minimum Payments Under Operating Leases
Future minimum rental lease payments under non-cancellable operating leases agreements were as follows:
Year

2013	$2,049
2014	646
2015	338
$3,033

Schedule of Future Minimum Concession Fee Payments
Future minimum concession fee payments under non-cancellable concession right agreements were as follows:

Year

2013	$176,827
2014	147,269
2015	83,781
2016	23,611
2017	16,997
2018 and thereafter	36,932

$485,417